Related Party and Sponsored Company Arrangements (Details) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended				12 Months Ended				3 Months Ended			12 Months Ended			3 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Aug. 31, 2013 loan	Mar. 31, 2014 loan	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 First mortgage loans loan	Dec. 31, 2012 First mortgage loans loan	Dec. 31, 2013 Mezzanine loans loan	Dec. 31, 2012 Mezzanine loans loan	Mar. 31, 2014 Consolidated VIEs	Mar. 31, 2013 Consolidated VIEs	Dec. 31, 2012 Consolidated VIEs	Dec. 31, 2013 Consolidated VIEs	Dec. 31, 2012 Consolidated VIEs	Dec. 31, 2011 Consolidated VIEs	Mar. 31, 2014 Sponsored Companies	Mar. 31, 2013 Sponsored Companies	Dec. 31, 2013 Sponsored Companies	Dec. 31, 2012 Sponsored Companies	Mar. 31, 2014 Sponsored Companies Maximum	Dec. 31, 2013 Sponsored Companies Maximum	Jul. 19, 2013 Sponsored Companies Maximum	Mar. 31, 2014 NorthStar Real Estate Income Trust Inc	Dec. 31, 2013 NorthStar Real Estate Income Trust Inc	Feb. 28, 2013 NorthStar Healthcare	Mar. 31, 2014 NorthStar Healthcare	Dec. 31, 2013 NorthStar Healthcare	Dec. 31, 2013 NorthStar Healthcare First mortgage loans	Sep. 30, 2013 NorthStar Real Estate Income II, Inc.	Feb. 28, 2013 NorthStar Real Estate Income II, Inc.	Mar. 31, 2014 NorthStar Real Estate Income II, Inc.	Dec. 31, 2013 NorthStar Real Estate Income II, Inc.	Jan. 31, 2014 NorthStar Real Estate Income II, Inc. First mortgage loans	Dec. 31, 2013 NorthStar Real Estate Income II, Inc. First mortgage loans	Mar. 31, 2014 NorthStar RXR New York Metro	Mar. 31, 2014 Healthcare Strategic Partnership Minimum	Mar. 31, 2014 Healthcare Strategic Partnership Maximum	Dec. 31, 2013 NorthStar Income	Dec. 31, 2012 NorthStar Income	Mar. 31, 2014 NorthStar Income	Mar. 31, 2014 Consolidated Entities	Mar. 31, 2013 Consolidated Entities	Dec. 31, 2013 Consolidated Entities	Dec. 31, 2012 Consolidated Entities	Dec. 31, 2011 Consolidated Entities	Mar. 31, 2014 NorthStar Realty Securities	Mar. 31, 2013 NorthStar Realty Securities	Dec. 31, 2013 NorthStar Realty Securities	Dec. 31, 2012 NorthStar Realty Securities	Dec. 31, 2011 NorthStar Realty Securities	Sep. 30, 2013 Legacy Fund loan	Mar. 31, 2014 Legacy Fund investment	Mar. 31, 2013 Legacy Fund	Dec. 31, 2013 Legacy Fund investment	Dec. 31, 2012 Legacy Fund	Dec. 31, 2011 Legacy Fund	Mar. 31, 2014 Legacy Fund Mortgage Loans on Real Estate Due in October 2016 extension	Mar. 31, 2014 Legacy Fund Real Estate Debt Investments, Net	Mar. 31, 2014 Legacy Fund Mezzanine loans	Dec. 31, 2013 Legacy Fund Mortgage Loans on Real Estate Due in March 2014	Dec. 31, 2013 Legacy Fund Mortgage Loans on Real Estate Due in January 2015	Feb. 28, 2013 Legacy Fund NorthStar Real Estate Income Trust Inc	Dec. 31, 2013 Assisted Living Facilities [Member] NorthStar Healthcare First mortgage loans building	Jun. 30, 2013 Memory Care Facility [Member]	May 09, 2014 Subsequent events	Jan. 31, 2014 Subsequent events NorthStar Real Estate Income II, Inc.	Apr. 30, 2014 Subsequent events NorthStar Real Estate Income II, Inc. First mortgage loans	Aug. 31, 2013 Senior Loans [Member]	Aug. 31, 2013 Subordinate Mortgage Interests
Related party and sponsored company arrangements
Advisory fee income		$ 9,485,000		$ 4,508,000	$ 27,301,000	$ 7,916,000	$ 959,000																																					$ 8,700,000	$ 4,500,000	$ 26,600,000	$ 7,900,000	$ 1,000,000
Amount of acquisition fees deferred since inception																																									500,000		500,000
Amount of disposition fees deferred since inception																																									300,000		300,000
Asset management services fee income		9,485,000		4,508,000	27,301,000	7,916,000	959,000						1,600,000	3,100,000	14,400,000	10,400,000	14,400,000	17,300,000
Interest and Fee Income, Loans and Leases			700,000
Asset Management Fees Related to Deconsolidation													800,000
Investment Income, Interest													20,300,000
Selling commissions (as a percent)																							7.00%	7.00%
Dealer manager fee (as a percent)																							3.00%	3.00%
Commission expense		13,560,000		15,369,000	57,325,000	38,506,000	10,764,000																																										1,700,000	2,100,000	7,800,000	5,200,000	1,500,000
Aggregate unreimbursed costs		29,169,000	25,262,000		25,262,000	23,706,000													24,200,000		21,000,000	11,600,000
Proceeds from revenue reimbursement																			2,900,000	3,400,000																					13,500,000	6,600,000
Value of shares of common stock committed to be purchased																							10,000,000.0		10,000,000.0
Period during which the company has committed to purchase the shares																							2 years	2 years
Number of shares purchased since inception (shares)																										507,980	507,980
Payments made since inception to acquire shares																										4,600,000	4,600,000
Number of shares purchased (shares)																													255,614	255,614		245,109		245,109
Equity Method Investments Number of Shares Purchased To Satisfy the Minimum Offering Amount																												222,223		222,223		222,223	222,223
Contributions made					0	0	10,796,000																						2,300,000	2,300,000		2,200,000		2,200,000
Proceeds from Sale of Loans Held-for-sale																															11,300,000					9,000,000	25,500,000																																	5,000,000
Public offering registration statement maximum funds seeking to raise																																						2,000,000,000
Incentive fee (percent)																																							20.00%	25.00%
Number of CRE debt investments (investments)		49			45	152			17	74	7	18																																											4		2
Number of Loans Deconsolidated (loans)																																																						2
Debt instrument Loans Deconsolidated																																																						39,600,000
Carrying Value		1,158,058,000	1,031,078,000		1,031,078,000	1,832,231,000	1,710,582,000	1,840,425,000	428,633,000	1,205,313,000	118,081,000	333,064,000																																																39,000,000	17,300,000	8,100,000	16,400,000	23,200,000
Number of one year extension options (extensions)																																																												2
Aggregate interest income earned		77,982,000		70,007,000	301,844,000	386,053,000	401,201,000																																																800,000	500,000	1,600,000	2,100,000	1,900,000
Healthcare Strategic Partnership Asset Management Fee, Percent Fee		100.00%
Loan made by the related party																																																																	91,000,000
Origination fee (as a percent)																																																																	1.00%
Asset management fee (as a percent)																																																																	1.25%
Annual lease payments under operating lease					2,900,000	2,800,000	2,900,000																																																200,000		200,000
Renewal term for lease of office space in Colorado																																																							5 years		5 years
Number of Real Estate Properties Sold																																																																		2
ERROR in label resolution.																																			16,500,000																																		9,000,000
Number of Mortgage Loans which are Bifurcated	3
Consideration transferred																																																																			25,800,000	358,200,000
Debt Instrument Principal Amount Bifurcated Into Separate Debt Instruments	141,700,000
Debt Instrument Debt Created From Bifurcation																																																																							$ 79,100,000	$ 62,600,000
Debt Instrument Number of Loans Transfered	3
Mortgage loans on real estate duration of extension options																																																															1 year
Loans Receivable, Description of Variable Rate Basis																																																															one-month LIBOR	one-month LIBOR
Spread over floating interest rate (as a percent)																																																															7.50%	3.50%
Loans Receivable Description of Variable Current Pay Rate Basis																																																															one-month LIBOR
Loans Receivable Basis Spread on Variable Current Pay Rate																																																															3.00%